19 Reconciliation of borrowing activities in the statement of cash flow (Tables)	12 Months Ended
Dec. 31, 2020
Reconciliation Of Financing Activities In Statement Of Cash Flow
Reconciliation of borrowing activities in the statement of cash flow
	Current and non-current
	Borrowings, debentures and Braskem Idesa financing
	Borrowings	Debentures	Total borrowings and debentures	Braskem Idesa financing	Loan to non-controlling shareholders of Braskem Idesa	Lease	Dividends	Other financial liabilities

Balance at December 31, 2019	29,016,976	274,567	29,291,543	9,981,726	2,395,887	2,676,896	6,502	516,933

Acquired	13,049,459		13,049,459
Payments	(8,699,033)	(35,472)	(8,734,505)	(905,210)	(37,618)	(662,068)	(2,380)	(534,456)
Cash used in financing activities	4,350,426	(35,472)	4,314,954	(905,210)	(37,618)	(662,068)	(2,380)	(534,456)

Other changes
Interest paid	(1,754,199)	(24,945)	(1,779,144)	(754,829)	(13,665)	(189,183)
Interest and monetary and exchange variations, net	4,664,034	21,965	4,685,999	1,044,110	188,074	327,135		17,523
VAT on loan					68,149
Acquired						826,101
Disposal						(38,488)
Currency translation adjustments	5,454,886		5,454,886	2,693,441	621,666	267,493
Additional dividends of subsidiary							2,450
Prescribed dividends							(1,110)
Other							(6)
	8,364,721	(2,980)	8,361,741	2,982,722	864,224	1,193,058	1,334	17,523

Balance at December 31, 2020	41,732,123	236,115	41,968,238	12,059,238	3,222,493	3,207,886	5,456